               AIM V.I. GLOBAL REAL ESTATE FUND - SERIES I SHARES

                        Supplement dated January 25, 2007
                       to the Prospectus dated May 1, 2006

Effective January 25, 2007, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on pages 7 & 8 of the prospectus:

    "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

    o Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

    o Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.

    o Paul S. Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1998.

    o James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1989.

    o Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.

    They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

               AIM V.I. GLOBAL REAL ESTATE FUND - SERIES II SHARES

                        Supplement dated January 25, 2007
                       to the Prospectus dated May 1, 2006

Effective January 25, 2007, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 8 of the prospectus:

    "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

    o Joe V. Rodriguez, Jr. (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1990. As the lead manager, Mr. Rodriguez generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Rodriguez may perform these functions, and the nature of these functions, may change from time to time.

    o Mark Blackburn, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1998.

    o Paul S. Curbo, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 1998.

    o James W. Trowbridge, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the subadvisor and/or its affiliates since 1989.

    o Ping-Ying Wang, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the subadvisor and/or its affiliates since 1998.

    They are assisted by the subadvisor's Real Estate Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the team, including biographies of other members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not a part of this prospectus.

    The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          AIM VARIABLE INSURANCE FUNDS

   AIM V.I. BASIC BALANCED FUND                    AIM V.I. HIGH YIELD FUND
     AIM V.I. BASIC VALUE FUND                AIM V.I. INTERNATIONAL GROWTH FUND
AIM V.I. CAPITAL APPRECIATION FUND              AIM V.I. LARGE CAP GROWTH FUND
 AIM V.I. CAPITAL DEVELOPMENT FUND                   AIM V.I. LEISURE FUND
     AIM V.I. CORE EQUITY FUND                 AIM V.I. MID CAP CORE EQUITY FUND
 AIM V.I. DIVERSIFIED INCOME FUND                 AIM V.I. MONEY MARKET FUND
      AIM V.I. DYNAMICS FUND                    AIM V.I. SMALL CAP EQUITY FUND
 AIM V.I. FINANCIAL SERVICES FUND               AIM V.I. SMALL CAP GROWTH FUND
 AIM V.I. GLOBAL HEALTH CARE FUND                  AIM V.I. TECHNOLOGY FUND
 AIM V.I. GLOBAL REAL ESTATE FUND                   AIM V.I. UTILITIES FUND
AIM V.I. GOVERNMENT SECURITIES FUND

                         (SERIES I AND SERIES II SHARES)

                        Supplement dated January 25, 2007
          to the Statement of Additional Information dated May 1, 2006 as supplemented August 1, 2006, September 20, 2006 and December 13, 2006

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM V.I. REAL ESTATE FUND (NOW KNOWN AS AIM V.I. GLOBAL REAL ESTATE FUND)" on page H-5 of the Statement of Additional Information. The following table reflects information as of December 31, 2006:

                                         OTHER REGISTERED                OTHER POOLED
                                           MUTUAL FUNDS              INVESTMENT VEHICLES              OTHER ACCOUNTS
                        DOLLAR         (ASSETS IN MILLIONS)          (ASSETS IN MILLIONS)          (ASSETS IN MILLIONS)
                       RANGE OF      ------------------------      ------------------------       ----------------------
  PORTFOLIO           INVESTMENTS    NUMBER OF                     NUMBER OF                      NUMBER OF
   MANAGER          IN EACH FUND(1)  ACCOUNTS        ASSETS         ACCOUNTS         ASSETS        ACCOUNTS     ASSETS
------------------------------------------------------------------------------------------------------------------------
                                             AIM V.I. GLOBAL REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------
Mark D. Blackburn        None           6           $4,117.1            9            $988.7           53       $4,385.1
------------------------------------------------------------------------------------------------------------------------
Paul S. Curbo(2)         None          None           None            None            None           None        None
------------------------------------------------------------------------------------------------------------------------
Joe V.
Rodriguez, Jr.           None           6           $4,117.1            9            $988.7           53       $4,385.1
------------------------------------------------------------------------------------------------------------------------
James W.
Trowbridge               None           6           $4,117.1            9            $988.7           53       $4,385.1
------------------------------------------------------------------------------------------------------------------------
Ping-Yang Wang           None           5           $2,608.8            9            $988.7           53       $4,385.1
------------------------------------------------------------------------------------------------------------------------

---------------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Curbo began serving as a portfolio manager for AIM V.I. Global Real Estate Fund on January 25, 2007.